N-2 - USD ($)								6 Months Ended	11 Months Ended
		Dec. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Dec. 31, 2022 [1]	Jun. 30, 2022 [2]
Cover [Abstract]
Entity Central Index Key		0001160990
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		PIMCO Corporate & Income Strategy Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with secondary objectives of capital preservation and appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Exposure to holdings related to special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to absolute performance as the securities posted positive returns.
»	Exposure to high yield corporate credit contributed to absolute performance as the sector posted positive performance.
»	Exposure to U.S. residential mortgage credit detracted from absolute performance as the sector posted negative performance.
»	Security selection within municipal bonds detracted from performance as a select taxable municipal security posted negative returns.
»	Exposure to asset-backed securities detracted from absolute performance as the sector posted negative performance.

Arps [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 23,525,000	$ 23,525,000	$ 23,525,000	$ 55,525,000	$ 55,525,000	$ 23,525,000	$ 23,525,000
Senior Securities Coverage per Unit	[3]		$ 668,805	$ 566,423	$ 653,838	$ 289,023	$ 294,755	$ 578,738	$ 566,333
Senior Securities Involuntary Liquidating Preference per Unit	[4]		25,000	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[5]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		46,319

[1]	Unaudited.
[2]	Fiscal year end changed from July 31st to June 30th.
[3]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.
[4]	“Involuntary Liquidating Preference” means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[5]	The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.